Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Liabilities [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases is as follows:

	Location on Face of Balance Sheet	December 31, 2024	December 31, 2023
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$-	$377

Current operating lease liabilities	Operating lease liabilities - current	$-	$377
Non-current operating lease liabilities	Operating lease liabilities	-	-
Total operating lease liabilities		$-	$377